Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities
Voyage and vessel	$ 58,406	$ 66,084
Interest	14,787	14,815
Payroll and benefits	9,295	7,639
Accrued Liabilities, Total	$ 82,488	$ 88,538